Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstarct]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting.

Certain information and footnote disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. In our opinion, the information contained herein reflects all adjustments necessary for a fair statement of our results of operations, financial position, cash flows, and shareholders’ equity. All such adjustments are of a normal, recurring nature.

The results of operations for the six and three months ended June 30, 2024, shown in these financial statements are not necessarily indicative of the results to be expected for the full year ending December 31, 2024. The unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements that were included in Form 20-F for the year ended December 31, 2023.

The carrying value of cash and cash equivalents, accounts receivables, deposits and accounts payable (included in the condensed consolidated balance sheets) approximates their fair value because of their generally short maturities.

There have been no material changes in our significant accounting policies as described in our consolidated financial statements for the year ended December 31, 2023, except for the following.

b.	Business combination

The Company allocates the fair value of consideration transferred in a business combination to the assets acquired and the liabilities assumed in the acquired business based on their fair values at the acquisition date. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred. The excess of the fair value of the consideration transferred over the fair value of the assets acquired, liabilities assumed in the acquired business is recorded as goodwill. The fair value of the consideration transferred may include a combination of cash and earn out payments. The allocation of the consideration transferred in certain cases may be subject to revision based on the final determination of fair values during the measurement period, which may be up to one year from the acquisition date. The cumulative impact of revisions during the measurement period is recognized in the reporting period in which the revisions are identified. The Company includes the results of operations of the businesses that it has acquired in its consolidated results prospectively from the respective dates of acquisition.

c.	Intangible assets

Goodwill

Goodwill reflects the excess of the consideration transferred at the business combination date over the fair values of the identifiable net assets acquired. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. The Company allocates goodwill to its reporting units based on the reporting unit expected to benefit from the business combination. The primary items that generate goodwill include the value of the synergies between the acquired company and the Company and the acquired assembled workforce, neither of which qualifies for recognition as an intangible asset. ASC 350 allows an entity to first assess qualitative factors to determine whether a quantitative goodwill impairment test is necessary. Further testing is only required if the entity determines, based on the qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying amount. Otherwise, no further impairment testing is required. Examples of events or circumstances that may be indicative of impairment include but are not limited to: macroeconomic and industry conditions, overall financial performance and adverse changes in legal, regulatory, market share and other relevant entity specific events.

An entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to the quantitative goodwill impairment test. This would not preclude the entity from performing the qualitative assessment in any subsequent period. The quantitative assessment compares the fair value of the reporting unit to its carrying value, including goodwill.

The Company determines the fair value of its reporting units using a discounted cash flow model, which utilizes key assumptions such as projected revenues, cost of revenues and operating expenses. These assumptions are determined by the Company’s management utilizing its internal operating plan, growth rates for revenues and operating expenses and margin assumptions. An additional key assumption under this approach is the discount rate, based on the weighted average cost of capital, which is adjusted for current risk-free rates of capital, current market interest rates, and the evaluation of a risk premium relevant to the business segment.

If the Company’s assumptions relative to revenue growth rates, cost of revenues and operating expenses were to change, the Company’s fair value calculation may change, which could result in impairment. If the Company’s assumptions relative to the discount rate and the evaluation of risk premium growth rates were to change, the Company’s fair value calculation may change, which could result in impairment. The Company uses the income approach to determine the fair value of the reporting units because it considers the anticipated future financial performance of the reporting units. Accordingly, changes in the assumptions described above could have a material impact on the Company’s consolidated results of operations.

The Company’s goodwill is tested for impairment at least on an annual basis and whenever events or changes in circumstances indicate the carrying value of a reporting unit may not be recoverable. When necessary, the Company records charges for impairments of goodwill for the amount by which the carrying amount of the respective reporting unit exceeds its fair value. However, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

The goodwill identified in Acroname’s acquisition is assigned to the Audio Video segment (which was recorded in the acquisition of Acroname). The goodwill is deductible for tax purposes.

Other Intangible Assets

Definite life intangible assets are amortized using the straight-line method over their estimated period of useful life. Amortization of core technology is recorded under cost of revenues. Amortization of customer relationships is recorded under sales and marketing expenses.

d.	New Accounting Pronouncements

New accounting pronouncements effective in future periods:

Improvements to Reportable Segments Disclosures

In November 2023, the FASB issued ASU 2023-07 “Segment Reporting–Improvements to Reportable Segments Disclosures (Topic 280)” to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in this ASU (1) require that a public entity disclose, on an annual and interim basis, significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss; (2) require that a public entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment and a description of its composition; (3) require that a public entity provide all annual disclosures about a reportable segment’s profit or loss and assets currently required by Topic 280 in interim periods; (4) clarify that if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources, a public entity may report one or more of those additional measures; and (5) require that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure or measures of segment profit or loss in assessing segment performance and deciding how to allocate resources. The amendments in this ASU are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and should be applied retrospectively to all periods presented. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of these amendments on its consolidated financial statements.

Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740)–Improvements to Income Tax Disclosures” to enhance the transparency and decision usefulness of income tax disclosures, primarily related to the rate reconciliation and income taxes paid information. The amendments in this ASU require that public entities, on an annual basis, disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. This ASU also requires that all entities disclose, on an annual basis, (1) the amount of income taxes paid disaggregated by federal, state, and foreign taxes, (2) the amount of income taxes paid disaggregated by individual jurisdictions in which income taxes paid is equal to or greater than five percent of total income taxes paid, (3) income or loss from continuing operations before income tax expense or benefit disaggregated between domestic and foreign, and (4) income tax expense or benefit from continuing operations disaggregated by federal, state, and foreign. For the Company, the amendments in this “ASU are effective for annual periods beginning after December 15, 2025, and should be applied on a prospective basis with the option to apply retrospectively. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The Company is currently evaluating the impact of the adoption of these amendments on its consolidated financial statements.